Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables
12. Accrued Liabilities and Other Payables
The following is a summary of accrued liabilities and other payables as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Accrued marketing expenses	173,944	204,064
Accrued liabilities for learning services and online marketing services	141,521	174,740
Operating lease liabilities-current portion	46,688	35,562
Accrued outside labor service fee	22,975	31,859
Accrued technical expenses	29,890	28,242
Warehousing and logistics fee	11,323	20,772
Accrued administrative expenses	26,717	20,338
Accrued professional fee	10,177	8,784
Payables for property, equipment and software	14,088	5,690
Unpaid consideration for business combination	5,129	5,129
Deferred government grant	11,503	—
Others	21,612	29,742

Total	515,567	564,922